Deferred and current taxation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Components of the deferred and current taxation
Current tax liabilities	€ 107.1	€ 66.6	€ 66.3
Deferred tax assets	(1.6)	(2.1)	(6.6)
Deferred tax liabilities	377.1	362.0	159.3
Reconciliation of current tax
Liability at beginning of year	66.6	66.3	47.7
Corporation tax charge in year	125.4	49.4	22.7
Tax (paid)	(84.9)	(49.1)	(4.1)
Liability at end of year	107.1	66.6	66.3
Reconciliation of deferred tax
Net liability at beginning of year	359.9	152.7	224.2
Temporary differences on derivatives hedging instruments	(31.8)	45.7	(177.5)
Temporary differences on property, plant and equipment, net operating losses and other non-derivative items	47.4	161.5	106.0
Net liability at end of year	375.5	359.9	152.7
Tax losses and temporary differences on property, plant and equipment and derivatives
Components of the deferred and current taxation
Deferred tax assets	(1.6)	(2.1)	(6.6)
Temporary differences on property, plant and equipment and derivatives
Components of the deferred and current taxation
Deferred tax liabilities	€ 377.1	€ 362.0	€ 159.3